REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
REVENUE AND COST OF SALES
Concentrate sales	$ 21,425	$ 13,974	$ 59,127	$ 40,994
Provisional pricing adjustments	(383)	642	2,556	802
Total revenue	$ 21,042	$ 14,616	$ 61,683	$ 41,796